FINANCIAL INSTRUMENTS AND RISK (Schedule of Maturities of Financial Liabilities Undiscounted Contractual Cash Flows) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loans payable	$ 3,440,732	$ 1,263,055
Loans from related parties	3,870,748	4,060,187
Bonds payable	1,882,750		$ 1,787,351
Lease liability	1,685,678	$ 2,703,129	$ 1,374,800
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,368,281
Interest payable	650,278
Loans payable	3,588,352
Loans from related parties	3,866,983
Bonds payable	1,882,750
Lease liability	1,685,678
Total	16,042,322
Contractual cash flows [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,368,218
Interest payable	650,278
Loans payable	3,588,352
Loans from related parties	3,866,983
Bonds payable	1,882,750
Lease liability	3,313,033
Total	17,669,614
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	4,368,281
Interest payable	650,278
Loans payable	3,444,497
Loans from related parties	3,866,983
Bonds payable	1,882,750
Lease liability	507,403
Total	14,720,192
1 - 3 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Loans payable	143,855
Loans from related parties	0
Bonds payable	0
Lease liability	1,160,875
Total	1,304,730
4 - 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Loans payable	0
Loans from related parties	0
Bonds payable	0
Lease liability	773,033
Total	773,033
After 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Interest payable	0
Loans payable	0
Loans from related parties	0
Bonds payable	0
Lease liability	871,722
Total	$ 871,722